Fees Summary	Sep. 25, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 620,000
Previously Paid Amount	0.00
Total Fee Amount	94.92
Total Offset Amount	0.00
Net Fee	94.92
Narrative - Max Aggregate Offering Price	$ 620,000
Final Prospectus	true